Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 384,793,713	₩ 353,870,993
Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	296,441,837	276,377,243
Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	13,373,140	13,922,969
Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	124,868,554	115,972,280
Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	14,442,747	11,776,346
Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	123,637,882	116,001,132
Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	20,119,514	18,704,516
Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	23,829,943	22,638,409
Financial assets designated at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,344,701	2,228,186
AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	37,186,552	32,822,071
HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	24,990,680	19,805,084
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	351,563,286	321,918,564
Korea | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	269,224,668	249,942,088
Korea | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,315,655	5,681,266
Korea | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	119,993,323	112,391,835
Korea | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,887,534	9,799,087
Korea | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	110,025,699	103,409,204
Korea | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	20,002,457	18,660,696
Korea | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	23,294,062	22,220,290
Korea | Financial assets designated at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,262,222	2,144,830
Korea | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	34,323,438	29,739,647
Korea | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	22,458,896	17,871,709
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,069,269	7,501,157
USA | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,042,709	4,596,813
USA | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,186,576	1,675,781
USA | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	346,746	337,751
USA | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	130,553	321,516
USA | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,371,400	2,254,649
USA | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,434	7,116
USA | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	235,474	130,576
USA | Financial assets designated at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	82,479	0
USA | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,242,570	1,363,047
USA | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,466,037	1,410,721
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,723,342	5,571,963
Japan | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,524,218	5,402,314
Japan | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	268,533	328,700
Japan | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,695,890	2,270,133
Japan | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	388,142	717,922
Japan | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,169,445	2,083,445
Japan | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,208	2,114
Japan | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	985	1,072
Japan | Financial assets designated at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Japan | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	163,652	112,381
Japan | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	34,487	56,196
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,771,084	3,160,095
Vietnam | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,054,235	2,514,760
Vietnam | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	583,094	465,998
Vietnam | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	745,725	294,777
Vietnam | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	35,786	109,943
Vietnam | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,613,022	1,630,829
Vietnam | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	76,608	13,213
Vietnam | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,074	5,417
Vietnam | Financial assets designated at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Vietnam | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	474,134	484,002
Vietnam | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	237,641	155,916
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,854,456	8,086,288
China | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,246,645	7,238,703
China | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,420,223	3,982,074
China | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	615,079	277,447
China | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	664,030	696,051
China | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,530,507	2,272,447
China | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	16,806	10,684
China | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	60,037	32,490
China | Financial assets designated at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	60,201
China | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	510,678	588,334
China | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	37,096	166,560
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,812,276	7,632,926
Other country | Due from banks and loans
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,349,362	6,682,565
Other country | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,599,059	1,789,150
Other country | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	471,791	400,337
Other country | Government
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	336,702	131,827
Other country | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,927,809	4,350,558
Other country | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	14,001	10,693
Other country | Trading assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	234,311	248,564
Other country | Financial assets designated at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	23,155
Other country | AFS financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	472,080	534,660
Other country | HTM financial assets
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 756,523	₩ 143,982